Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 13 — Property and Equipment, Net

Property and equipment, net for the year ended December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Equipment	$5,244	$957
Furniture & fixtures	141	11
Company vehicles	153	320
Leasehold improvements	626	29
Computers, software and related equipment	1,289	444
Construction in progress	1,444	—
Property and Equipment, gross	8,897	1,761
Accumulated depreciation	(1,471)	(677)
Property and Equipment, net	$7,426	$1,084

Depreciation expense during the years ended December 31, 2021 and 2020 totaled approximately $736,000 and $296,000, respectively.